Note 16 - Impairment - Schedule of Impairment Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Impairment	$ 0	$ 100,873
Mining rights [member]
Statement Line Items [Line Items]
Impairment	$ 0	$ 100,873